Average Annual Total Returns - DWS Global Small Cap Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 16, 1998	10.00%	4.93%	5.33%	9.90%	3.10%	3.77%	5.99%	3.58%	4.14%	Jun. 05, 2017	13.78%	5.66%	5.70%	Apr. 16, 1998	15.81%	5.38%	5.16%	Aug. 26, 2008	16.96%	6.48%	6.29%	Sep. 10, 1991	16.97%	6.45%	6.23%	16.20%	11.69%	9.85%